GOODWILL AND INTANGIBLE ASSETS (Schedule of Goodwill) (Details)	12 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 USD ($)
GOODWILL AND INTANGIBLE ASSETS [Abstract]
Goodwill at the beginning of the year	77,782,117	61,060,783	$ 15,900,283
Additions due to acquisitions	18,473,429	16,721,334
Goodwill at the end of the year	96,255,546	77,782,117	$ 15,900,283